Document and Entity Information Document	Apr. 28, 2021	Oct. 28, 2020
Cover Page [Abstract]
Document Type	8-K
Document Period End Date	Apr. 28, 2021
Entity Registrant Name	OCEANEERING INTERNATIONAL INC
Entity Incorporation, State or Country Code	DE
Entity File Number	1-10945
Entity Tax Identification Number	95-2628227
Entity Address, Address Line One		11911 FM 529
Entity Address, City or Town		Houston,
Entity Address, State or Province		TX
Entity Address, Postal Zip Code		77041
City Area Code	713
Local Phone Number	329-4500
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common stock, par value $0.25 per share
Trading Symbol	OII
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0000073756